SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements differ from the financial statements prepared by the Company’s individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the Company's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

Noncontrolling interests in consolidated subsidiaries are included in the consolidated balance sheets as a separate component of equity. We report consolidated net income inclusive of both the Company’s and the noncontrolling interests’ share, as well as amounts of consolidated net income/(loss) attributable to each of the Company and the noncontrolling interests.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to impairment assessments of investments in non-marketable equity securities, redeemable noncontrolling interests, impairment assessments of goodwill and intangible assets, useful lives of property and equipment and intangible assets, accounts receivable allowance, fair values of share-based awards, deferred tax assets recoverability, operating lease incremental borrowing rate, fair values of financial instruments, income taxes and contingencies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company’s parent company is the U.S. dollar. The functional currency of the Company’s operating subsidiaries is generally the respective local currency. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at monthly weighted average rates of exchange. Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other (loss)/income, net in the accompanying consolidated statements of income.

Convenience Translation

Convenience Translation

Translations of amounts from RUB into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUB 78.8493 to $1.00, the prevailing exchange rate as of March 25, 2020. March 25, 2020 is the most recent practicable date used for convenience translation of RUB amounts due to significant changes of exchange rate from RUB 61.9057 to $1 as of December 31, 2019 (Note 19). No representation is made that the RUB amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

Certain Risks and Concentrations

The Company’s revenues are substantially derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users’ internet preferences or advertiser spending behavior could adversely affect the Company’s financial position and results of operations.

In addition, the Company’s principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company’s financial position and results of operations.

Other revenues, primarily represented by commission-based revenues of the Taxi business, continue to represent an increasing share of the Company’s total revenues. Significant changes in the ride-hailing industry could adversely affect the Company's financial position and results of operations.

Approximately half of the Company’s revenue is collected on a prepaid basis; credit terms are extended to major sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are primarily derived from revenues earned from customers located in the Russian Federation.

No individual customer or groups of affiliated customers represented more than 10% of the Company’s revenues in 2017, 2018 and 2019.

Financial instruments that can potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents and term deposits. The primary focus of the Company’s treasury strategy is to preserve capital and meet liquidity requirements.

The Company’s treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of term deposits and money market funds.

Revenue Recognition

Revenue Recognition

On January 1, 2018, the Company adopted Accounting Standards Update (the “ASU”) on revenue from contracts with customers (Topic 606), using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605. The adoption of Topic 606 did not have a material impact on the Company’s consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Revenue is recognized when the control of promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company identifies its contracts with customers and all performance obligations within those contracts. The Company then determines the transaction price and allocates the transaction price to the performance obligations within the Company's contracts with customers, recognizing revenue when, or as, the Company satisfies its performance obligations. Revenue is recorded net of value added tax (“VAT”).

The Company’s principal revenue streams and their respective accounting treatments are discussed below:

Online Advertising Revenues

The Company’s online advertising revenues are generated from serving online ads on its own websites and on Yandex ad network members’ websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company’s consolidated balance sheets and recognized as online advertising revenues in the period services are provided.

Advertising sales commissions and bonuses that are paid to agencies are accounted for as an offset to revenues and amounted to RUB 7,375, RUB 9,367 and RUB 10,576 ($134.1) in 2017, 2018 and 2019, respectively.

In accordance with U.S. GAAP, the Company reports online advertising revenues gross of fees paid to Yandex ad network members, because the Company is the principal to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

The Company recognizes online advertising revenues based on the following principles:

The Company’s Yandex.Direct service offers advertisers the ability to place performance-based ads on Yandex and Yandex ad network member websites targeted to users’ search queries or website content. The Company recognizes as revenues fees charged to advertisers as “click-throughs” occur. A “click-through” occurs each time a user clicks on one of the performance-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members’ websites.

The Company recognized revenue for Yandex.Market services in the consolidated statements of income until the deconsolidation of Yandex.Market in April 2018 (Note 4). Yandex.Market services were priced on a cost per click (CPC) basis, similar to Yandex.Direct.

The Company recognizes revenue from brand advertising on its websites and on Yandex ad network member websites as “impressions” are delivered. An “impression” is delivered when an advertisement appears on pages viewed by users.

The Company may accept a lower consideration than the amount promised per the contract for certain revenue transactions and certain customers may receive cash-based incentives or credits, which are accounted for as variable consideration when estimating the amount of revenue to recognize. The Company believes that there will be no significant changes to the estimates of variable consideration.

Revenues of Taxi business

The revenues of the Taxi business primarily consist of commissions for providing ride-hailing services and commissions for food delivery services.

For ride-hailing services provided to individual transportation services users, the Company is not a principal and reports only Yandex.Taxi and Uber’s commission fees as revenue. For services provided to corporate transportation services clients the Company acts as the principal and revenue and related costs are recorded gross. In the regions, where revenues exceed promotional discounts to users and minimum fare guarantees to drivers, the discounts and guarantees are netted against revenues. In the regions, where discounts to users and minimum fare guarantees exceed the related revenues, the excess is presented in sales, general and administrative expenses in the consolidated statements of income.

For food delivery services provided to individual service users, the Company is not a principal and reports only Yandex.Eats’s commission fees as revenue. In the regions, where revenues exceed promotional discounts to users, the discounts are netted against revenues. In the regions, where discounts to users exceed the related revenues, the excess is presented in sales, general and administrative expenses in the consolidated statements of income.

The Company recorded RUB 19,095 ($242.2) of promotional discounts to users and minimum fare guarantees in 2019 (RUB 14,311 in 2018 and RUB 9,737 in 2017), of which RUB 17,202 ($218.2) (RUB 11,574 in 2018 and RUB 4,606 in 2017) were netted against revenues and RUB 1,893 ($24.0) (RUB 2,737 in 2018 and RUB 5,131 in 2017) were presented in sales, general and administrative expenses.

Other Revenue

The Company’s other revenue primarily consists of revenues from the Company’s car-sharing business and media services.

The Company’s revenue from its car-sharing business and media services is recognized over the period when the respective services are provided to users.

Practical Expedients and Exemptions

The Company accounts for sales commissions and agency bonuses as incurred because the amortization period is one year or less.

The Company does not disclose the value of unsatisfied performance obligations as of period end for contracts with an original expected duration of one year or less and contracts for which the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.

Cost of Revenues

Cost of Revenues

Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners (“distribution partners”) who distribute the Company’s products or otherwise direct search queries to the Company’s websites. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company’s data centers, including personnel costs, share-based compensation, rent, utilities and bandwidth costs; cost of corporate taxi services; Yandex.Drive car leases, gasoline costs and outsourced services such as insurance, maintenance and other services; as well as content acquisition costs, cost of devices sold and other cost of revenues.

Product Development Expenses

Product Development Expenses

Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company’s search engine and other Company’s websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

Software development costs, including costs to develop software products, are expensed before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and, as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

Advertising and Promotional Expenses

Advertising and Promotional Expenses

The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2017, 2018 and 2019, promotional and advertising expenses totaled approximately RUB 13,054, RUB 15,372 and RUB 18,350 ($232.7), respectively.

Social Security Contributions

Social Security Contributions

The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a regressive rate (from 14% to 4% for accredited IT companies and from 30% to 15% for other companies in 2019, 2018 and 2017) based on the annual compensation of each employee. These contributions are expensed as incurred.

Share-Based Compensation

Share-Based Compensation

The Company grants share options, share appreciation rights (“SARs”), restricted share units (“RSUs”) and business unit equity awards (together, “Share-Based Awards”) to its employees and consultants.

The Company estimates the fair value at the grant date of share options, SARs and business unit equity awards that are expected to vest using the Black-Scholes-Merton (“BSM”) pricing model and recognizes the fair value on a straight-line basis over the requisite service period. The fair value of RSUs is measured based on the fair market values of the underlying share on the dates of grant.

The assumptions used in calculating the fair value of Share-Based Awards represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s share-based compensation expense could be materially different in the future. The Company accounts for forfeitures as they occur.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

Income Taxes

Income Taxes

Current tax expense/(benefit) is calculated as the estimated amount expected to be recovered from or paid to the taxing authorities based on the taxable income for the period. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for carryforwards. Deferred tax assets, including those for operating loss carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax asset or liability is expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are classified as non-current. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. In making such a determination, management consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, limitations and enacted changes to the tax legislation in respective jurisdictions, tax-planning strategies, and results of recent operations.

The effects of tax positions are recognized in the consolidated financial statements if it is more likely than not that they will be sustained on examination by the taxing authorities, including resolution of related appeals or litigation processes, if any.

Recognized tax benefits are measured as the largest amount that is greater than 50 percent likely of being realized upon settlement.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the consolidated statements of income. Accrued interest and penalties are presented in the consolidated balance sheets within other accrued liabilities, non-current or income and non-income taxes payable together with unrecognized tax benefits based on the timing of expected resolution.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2017, 2018 and 2019 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company’s legal entities domiciled outside of Russia from these entities’ functional currencies into Russian rubles.

Accumulated other comprehensive income of RUB 8,182 as of December 31, 2018 and RUB 4,841 ($61.4) as of December 31, 2019 solely comprises cumulative foreign currency translation adjustment.

Noncontrolling Interests And Redeemable Noncontrolling Interests

Noncontrolling Interests and Redeemable Noncontrolling Interests

Interests held by third parties in consolidated majority-owned subsidiaries are presented as noncontrolling interests, which represent the noncontrolling stockholders’ interests in the underlying net assets of the Company’s consolidated majority-owned subsidiaries. Noncontrolling interests that are not redeemable are reported in the equity section of the consolidated balance sheets. The net income attributable to noncontrolling interest reflects the share of the net income of the Company’s consolidated subsidiaries, in which there are either noncontrolling interests or redeemable noncontrolling interests.

Ownership interests in the Company’s consolidated subsidiaries held by the senior employees of these subsidiaries are considered redeemable as according to the terms of the business unit equity awards the employees have the right to redeem their interests for cash. Accordingly, such redeemable noncontrolling interests have been presented as mezzanine equity in the consolidated balance sheets. Adjustments to the redemption value of the redeemable noncontrolling interests are recorded through retained earnings.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments carried on the balance sheets include cash and cash equivalents, term deposits, restricted cash, investments in equity securities, accounts receivable and funds receivable, loans to employees, accounts payable and accrued liabilities. The carrying amounts of cash and cash equivalents, short-term deposits, current restricted cash, accounts receivable and funds receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short-term nature of those instruments.

Term Deposits

Term Deposits

Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

Investments in Equity Securities

Investments in Equity Securities

Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other (loss)/income, net line on the consolidated statements of income. Investments in the non-marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities line on the consolidated balance sheets.

The Company reviews its investments in equity securities for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other (loss)/income, net and a new cost basis in the investment is established.

Variable Interest Entities

Variable Interest Entities

Entities that do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities (“VIE”). A VIE is consolidated by the variable interest holder that is determined to have the controlling financial interest (primary beneficiary) as a result of having both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of an entity subject to consolidation based on a qualitative assessment of the VIE’s capital structure, contractual terms, nature of the VIE’s operations and purpose, and the Company’s relative exposure to the related risks of the VIE on the date it becomes initially involved in the VIE. The Company reassesses its VIE determination with respect to an entity on an ongoing basis.

As of December 31, 2017, the Company held interests in a third party, Edadeal, a Russian limited liability company (“Edadeal”), through loans and a 10% equity interest. Edadeal was primarily financed by the Company’s loans and operated an application for grocery shopping offers, coupons and cashback. The Company had treated Edadeal as a VIE since Edadeal did not have sufficient equity at risk. The Company had determined that it should not consolidate Edadeal as it was not the primary beneficiary and lacked power through voting or similar rights to direct the activities that most significantly affected Edadeal’s economic performance. The Company’s investments related to Edadeal included in investments in non-marketable equity securities and loans granted to third parties (Note 5) totaled RUB 361 as of December 31, 2017, representing the Company’s maximum exposure to loss. In October 2018, the Company acquired the remaining 90% interest in Edadeal (Note 4).

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are stated at their net realizable value.

The Company provides an allowance for doubtful accounts based on management’s periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company’s future collections.

Inventories

Inventories

Inventories are valued at the lower of cost or net realizable value. The Company estimates the net realizable value of such inventories based on analysis and assumptions. A change to the carrying value of inventories is recorded to cost of goods sold.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

Depreciation is computed under the straight-line method using estimated useful lives as follows:

busine
Estimated useful lives
Servers and network equipment	3.0-4.0 years
Infrastructure systems	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0-20.0 years
Land rights	50.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0‑5.0 years

Land is not depreciated.

Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Leases

Leases

The Company determines if an arrangement is or contains a lease at inception by assessing whether the arrangement contains an identified asset and whether it has the right to control the identified asset. Right-of-use (“ROU”) assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. ROU assets are based on the measurement of the lease liability and also include any lease payments made prior to or on lease commencement and exclude lease incentives and initial direct costs incurred, as applicable.

As the implicit rate in the Company's leases is generally unknown, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Company gives consideration to its credit risk, term of the lease, total lease payments and adjust for the impacts of collateral, as necessary, when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise any such options. Lease costs for the Company's operating leases are recognized on a straight-line basis within operating expenses over the lease term. Finance lease assets are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term. The interest component of finance leases is included in interest expense and recognized using the effective interest method over the lease term.

The Company has elected to separately account for lease and non-lease components for any leases within its existing classes of assets based on the identifiable standalone price of such non-lease components and, as a result, allocates part of lease contract consideration to non-lease component and account for it separately. The Company has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less.

Operating leases are included in the operating lease right-of-use assets and accounts payable and accrued liabilities lines for current leases and in the operating lease liabilities line for non-current leases in the Company's consolidated balance sheets. Finance leases are included in the property and equipment, net, accounts payable and accrued liabilities and other accrued liabilities lines in the Company's consolidated balance sheets.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of purchase consideration over the Company’s share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Company may prospectively apply adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Goodwill is not subject to amortization but is tested for impairment at least annually.

The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit’s net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit’s carrying amount is greater than its fair value, the Company recognizes a goodwill impairment charge for the amount by which the carrying value of a reporting unit exceeds its fair value.

The Company did not recognize any goodwill impairment for the years ended December 31, 2017 and 2018. In 2019, the Company recognized goodwill impairment in the amount of RUB 762 ($9.7) related to Food Party LLC acquisition as a result of the annual goodwill impairment test. The impairment is the full amount of goodwill recognized at the Food Party LLC acquisition date and allocated to the Taxi segment. The goodwill impairment is the result of the absence of expected synergies from integration of Food Party LLC business model with the existing operations of the Company’s other businesses or technologies, resulting in a change of business model of Food Party LLC. Fair value of Food Party LLC is considered to be equal to the carrying amount of the Food Party's net assets as of December 31, 2019.

The Company amortizes intangible assets using the straight-line method and estimated useful lives of assets ranging from 1.0 to 15.9 years, with a weighted-average life of 8.2 years:

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-15.9 years
Patents and licenses	6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Supplier relationships	1.0 year
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Impairment of Long lived Assets Other Than Goodwill

Impairment of Long-lived Assets Other Than Goodwill

The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management’s estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Content assets

Content assets

The Company licenses and produces content, including original programming, in order to offer users unlimited viewing of TV series and films via subscription or ad-supported models. Most of our content license agreements are for a fixed fee and specific windows of availability. Payments for content assets, including additions to streaming assets and the changes in related liabilities, are classified within net cash provided by operating activities on the consolidated statements of cash flows. For licenses, the Company capitalizes the fee per title/package and records a corresponding liability at the gross amount of the liability when the license period begins, the cost of the title is known and the title is accepted and available for streaming. Content which is licensed for less than a year is recognized as current content assets, net within the other current assets line and content which is licensed for a period of more than one year is recognized as non-current content assets, net on the consolidated balance sheets.

For produced content, the Company capitalizes costs associated with content production, including development costs, direct costs and production overhead. These amounts are included in the non-current content assets, net line on the consolidated balance sheets.

For the advertising-supported programming channels, the Company’s general policy is to amortize each program’s costs on a straight-line basis over its license period. For over-the-top (OTT) services that are not advertising-supported, the Company’s general policy is to amortize each program based on factors such as estimated viewing patterns. The Company amortizes content assets (licensed and produced) in the cost of revenues line on the consolidated statements of income. The Company reviews factors impacting the amortization of content assets on an ongoing basis.

For films and television programs predominantly monetized individually, the amortization of capitalized costs is based on the proportion of the film’s (or television program’s) revenues recognized for such period to the film’s (or television program’s) estimated remaining ultimate revenues (i.e., the total revenue to be received throughout a film’s or television program’s life cycle).

The Company’s video business model is subscription-based, rather than based on revenues generated from individual programs. Main content assets, both licensed and produced, are reviewed in aggregate at a film group level when an event or change in circumstances indicates a change in the expected usefulness of the content asset or that the fair value may be less than unamortized cost. To date, the Company has not identified any such event or changes in circumstances. If such changes are identified in the future, these aggregated content assets will be stated at the lower of unamortized cost or fair value. In addition, unamortized costs for assets that have been, or are expected to be, abandoned are written off.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Effective January 1, 2019, the Company adopted Topic 842 “Leases”, as amended, which supersedes the lease accounting guidance under Topic 840, and requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. The new standard establishes a ROU model that requires a lessee to recognize a right-of-use asset and a lease liability on the balance sheet for all leases with a term longer than 12 months. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the consolidated statements of income. The Company adopted the new guidance using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application (January 1, 2017). The Company elected to restate retrospectively comparative periods presented in the consolidated financial statements with the cumulative-effect adjustment recognized at the beginning of the earliest comparative period presented.

The new standard provides a number of optional practical expedients in transition. The Company elected the practical expedients to not reassess its prior conclusions about lease identification under the new standard, to not reassess lease classification, and to not reassess initial direct costs. The Company also elected not to apply the recognition requirements of ASC 842 to short-term leases.

The effect of the changes made to the comparative periods presented in the consolidated financial statements was as follows:

	Before ASC 842 adoption	Effect of ASC 842 adoption	Other reclassifications*	As reported
	RUB	RUB	RUB	RUB
Prepaid expenses as of December 31, 2018	2,608	(489)	—	2,119
Funds receivable, net as of December 31, 2018	—	—	2,217	2,217
Other current assets as of December 31, 2018	6,444	(50)	(2,217)	4,177
Operating lease right-of-use assets as of December 31, 2018	—	17,654	—	17,654
Deferred tax assets as of December 31, 2018	3,239	284	—	3,523
Retained earnings as of December 31, 2017	68,036	425	—	68,461
Retained earnings as of December 31, 2018	112,644	(1,179)	—	111,465
Accounts payable and accrued liabilities as of December 31, 2018	16,886	6,018	—	22,904
Operating lease liabilities as of December 31, 2018	—	12,560	—	12,560
Cost of revenues for the year ended December 31, 2017	23,937	15	—	23,952
Cost of revenues for the year ended December 31, 2018	35,890	3	—	35,893
Product development for the year ended December 31, 2017	18,761	105	—	18,866
Product development for the year ended December 31, 2018	22,569	10	—	22,579
Sales, general and administrative for the year ended December 31, 2017	27,081	74	—	27,155
Sales, general and administrative for the year ended December 31, 2018	36,200	6	—	36,206
Income from operations for the year ended December 31, 2017	13,036	(194)	—	12,842
Income from operations for the year ended December 31, 2018	20,861	(19)	—	20,842
Income from equity method investments for the year ended December 31, 2017	—	—	353	353
Other loss, net for the year ended December 31, 2017	(1,466)	709	(353)	(1,110)
Loss from equity method investments for the year ended December 31, 2018	—	—	(194)	(194)
Other income, net for the year ended December 31, 2018	2,922	(1,986)	194	1,130
Income tax expense for the year ended December 31, 2017	4,926	90	—	5,016
Income tax expense for the year ended December 31, 2018	8,603	(402)	—	8,201
Net income for the year ended December 31, 2017	8,656	425	—	9,081
Net income for the year ended December 31, 2018	45,861	(1,603)	—	44,258

* Certain reclassifications have been made to the prior years’ consolidated balance sheets and consolidated statements of income due to separation of certain line items in 2017 and 2018.

The effect of the changes made for per share amounts for the year ended December 31, 2017 was as follows:

	Before ASC 842 adoption		Effect of ASC 842 adoption		As reported
	Class A	Class B	Class A	Class B	Class A	Class B
	RUB	RUB	RUB	RUB	RUB	RUB
Net income, allocated for basic	7,583	1,193	367	58	7,950	1,251
Reallocation of net income as a result of conversion of Class B to Class A shares	1,193	—	58	—	1,251	—
Reallocation of net income to Class B shares	—	(19)	—	—	—	(19)
Net income, allocated for diluted	8,776	1,174	425	58	9,201	1,232
Weighted average ordinary shares outstanding—basic	280,586,437	44,161,451	—	—	280,586,437	44,161,451
Dilutive effect of:
Conversion of Class B to Class A shares	44,161,451	—	—	—	44,161,451	—
Share-Based Awards	6,496,073	146,027	—	—	6,496,073	146,027
Weighted average ordinary shares outstanding—diluted	331,243,961	44,307,478	—	—	331,243,961	44,307,478
Net income per share attributable to ordinary shareholders:
Basic	27.02	27.02	1.31	1.31	28.33	28.33
Diluted	26.49	26.49	1.28	1.28	27.77	27.77

The effect of the changes made for per share amounts for the year ended December 31, 2018 was as follows:

	Before ASC 842 adoption		Effect of ASC 842 adoption		As reported
	Class A	Class B	Class A	Class B	Class A	Class B
	RUB	RUB	RUB	RUB	RUB	RUB
Net income, allocated for basic	42,010	5,577	(1,415)	(188)	40,595	5,389
Reallocation of net income as a result of conversion of Class B to Class A shares	5,577	—	(188)	—	5,389	—
Reallocation of net income to Class B shares	—	(140)	—	4	—	(136)
Net income, allocated for diluted	47,587	5,437	(1,603)	(184)	45,984	5,253
Weighted average ordinary shares outstanding—basic	288,380,711	38,286,407	—	—	288,380,711	38,286,407
Dilutive effect of:
Conversion of Class B to Class A shares	38,286,407	—	—	—	38,286,407	—
Share-Based Awards	8,494,944	6,529	—	—	8,494,944	6,529
Weighted average ordinary shares outstanding—diluted	335,162,062	38,292,936	—	—	335,162,062	38,292,936
Net income per share attributable to ordinary shareholders:
Basic	145.67	145.67	(4.90)	(4.90)	140.77	140.77
Diluted	141.98	141.98	(4.78)	(4.78)	137.20	137.20

In the first quarter of 2019, the Company early adopted an ASU that clarifies accounting for content assets. The standard aligns the accounting for production costs of episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. This ASU also requires that an entity reassesses estimates of the use of a film in a film group and accounts for any changes prospectively. In addition, it requires that an entity tests films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. The new standard was applied prospectively. There was no material impact on the Company’s consolidated financial statements. See also Summary of Significant Accounting Policies – Content assets above and Note 12 – Content assets.

Effect of Recently Issued Accounting Pronouncements

Effect of Recently Issued Accounting Pronouncements

In June 2016, the FASB issued an ASU which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost to be presented at the net amount expected to be collected. The ASU is effective for reporting periods beginning after December 15, 2019. Early adoption is permitted for reporting periods beginning after December 15, 2018. This ASU replaces the existing incurred loss impairment model with a forward-looking expected credit loss model which will result in earlier recognition of credit losses. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. The Company adopted the standard effective January 1, 2020, using modified retrospective method with a cumulative effect adjustment to be recognized in the opening balance of retained earnings in the period of adoption. Based on the composition of the Company’s investment portfolio, current market conditions and historical credit loss activity, the Company expects to record a cumulative-effect adjustment to accumulated retained earnings of approximately RUB 500 ($6.3) on January 1, 2020 in connection with the adoption of ASU. The adjustment reflects the expected allowance based on Company’s current estimate.

In August 2018, the FASB issued an ASU which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This ASU is effective for reporting periods beginning after December 15, 2019, with early adoption permitted. The Company adopted the standard effective January 1, 2020, and is currently evaluating the impact that the guidance will have on the consolidated financial statements.

No other recent accounting pronouncements were issued by FASB and the SEC that are believed by management to have a material impact on the Company’s present or future financial statements.